KENT FINANCIAL SERVICES, INC.
                          376 MAIN STREET, P.O. BOX 74
                          BEDMINSTER, NEW JERSEY 07921




                                                August 15, 2005

Securities and Exchange Commission
General Green Way
Alexandria, VA 22312

Re:     Kent Financial Services, Inc.

To Whom it May Concern:

     Attached please find our Quarterly Report on Form 10-QSB for the period ended June 30, 2005. Please do not hesitate to contact me with any questions.


                                                Very truly yours,



                                                /s/ Sue Ann Merrill
                                                -------------------------------
                                                Sue Ann Merrill
                                                Chief Financial Officer
                                                  and Secretary